Other Financial Instruments and Fair Value Measurements (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
Apr. 30, 2014
Other Financial Instruments and Fair Value Measurements (Textual) [Abstract]
Company's Municipal bond mature in 2015	$ 3.3
Company's Municipal bond mature in 2016	0.5
Company's Municipal bond mature in 2017	1.7
Company's Municipal bond mature in 2018	1.1
Company's Municipal bond mature in 2019 and beyond	$ 27.8
Money market funds maturity period	Three months of less